Retirement benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement benefits

Note 13: Retirement benefits

We provide a 401(k) retirement plan for all employees and matched 100% of employee contributions up to 7% of each employee’s gross wages during 2016, 2015 and 2014. At December 31, 2016, 2015, and 2014, there were 315, 395, and 625 employees, respectively, participating in the plan. Our contribution expense was $1,781, $2,363, and $3,592 for the years ended December 31, 2016, 2015 and 2014, respectively.